Notes to the cash flow statements - Non-cash investing and financing activities (Details) $ / shares in Units, K in Millions, $ in Millions, $ in Millions			12 Months Ended
	Sep. 11, 2024 PGK (K)	Dec. 21, 2023 NZD ($)	Sep. 30, 2024 AUD ($)	Sep. 30, 2023 AUD ($)	Sep. 30, 2022 AUD ($)	Dec. 18, 2023 AUD ($) $ / shares
Non-cash financing activities
Shares issued under the dividend reinvestment plan				$ 192
Increase in lease liabilities			$ 399	235	$ 244
Amount of WCN6 transferred to the nominated party						$ 802
Amount per note of WCN6 transferred to the nominated party | $ / shares						$ 100
Westpac Bank-PNG-Limited
Non-cash financing activities
Percentage of non-controlling interest in subsidiary acquired	8.74%		8.74%
Amount paid by subsidiary to minority shareholders | K	K 66
Westpac New Zealand Limited
Non-cash investing activities
Issue of AT1 Perpetual Preference Shares to Parent Entity		$ 1,000
Amount of AT1 loan capital notes redeemed		$ 1,000
Parent Entity
Non-cash financing activities
Shares issued under the dividend reinvestment plan				192
Increase in lease liabilities			$ 319	$ 217
Amount of WCN6 transferred to the nominated party						$ 802
Amount per note of WCN6 transferred to the nominated party | $ / shares						$ 100
Parent Entity | Westpac Bank-PNG-Limited
Non-cash financing activities
Percentage of non-controlling interest in subsidiary acquired	8.74%		8.74%
Amount paid by subsidiary to minority shareholders | K	K 66